Nature of Business and Significant Accounting Policies (Details Narrative)					1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 06, 2024 USD ($) shares	Aug. 02, 2024 USD ($) shares	Jul. 18, 2024 USD ($) shares	Jun. 28, 2024 USD ($)	Apr. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) Integer	Sep. 30, 2023 USD ($)	Sep. 16, 2024 USD ($)	May 24, 2024 USD ($)	Jan. 24, 2024 shares	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of reportable segments | Integer							1
Fractional shares issued | shares											0
Short-term loan						$ 6,000,000	$ 6,000,000					$ 0
Cash and cash equivalents						11,972,000	11,972,000					2,409,000
Repayments on short-term loan							13,500,000	$ (0)
Upfront revenue					$ 15,000,000
Debt instrument, service contract term					2 years
Line of Credit [Member] | Short Term Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stated interest rate of debt issued				12.00%
Exit fee percentage				4.00%
Repayments on short-term loan						13,500,000
Short term borrowings, gross						$ 6,000,000	$ 6,000,000
South Ocean Funding LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term loan				$ 19,500,000
2025 Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stated interest rate of debt issued						90.80%	90.80%
Debt instrument, repurchase amount						$ 146,900,000	$ 146,900,000
2025 Notes [Member] | Convertible Debt [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stated interest rate of debt issued				3.25%		3.25%	3.25%
Debt aggregate face amount		$ 1,500,000	$ 4,700,000	$ 3,000,000
Redemption of principal				45.00%
Number of shares issued | shares		100,000	300,000
Number of securities called by warrants or rights | shares		100,000	200,000
Carrying amount of debt						$ 106,824,000	$ 106,824,000					$ 161,898,000
Debt instrument, repurchase amount										$ 1,700,000
2025 Notes [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt aggregate face amount	$ 91,500,000
Number of shares issued | shares	2,400,000
2025 Notes [Member] | Convertible Debt [Member] | Highbridge Capital Management L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt aggregate face amount				$ 45,900,000
Redemption of principal				30.00%
2025 Notes [Member] | Convertible Debt [Member] | Two Related Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt aggregate face amount		$ 1,500,000
New Senior Secured Notes Due 2029 [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of securities called by warrants or rights | shares	2,100,000
New Senior Secured Notes Due 2029 [Member] | Secured Debt [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stated interest rate of debt issued	9.00%
Debt aggregate face amount	$ 40,900,000
Discontinued Operations, Held-for-Sale [Member] | Inseego International Holdings Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration for divestiture									$ 52,000,000